Commitments And Contingencies - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended		22 Months Ended	89 Months Ended	92 Months Ended	12 Months Ended		89 Months Ended	1 Months Ended		0 Months Ended		12 Months Ended			1 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2011	Dec. 31, 2012	Mar. 31, 2013	Dec. 31, 2012 Restricted Shares	Dec. 31, 2011 Restricted Shares	Dec. 31, 2012 Restricted Shares	Apr. 21, 2011 Glenn Mattes	Jun. 22, 2011 Alexander Zukiwski, M.D	Apr. 22, 2011 Perfomance Based	Apr. 22, 2011 Time Based	Dec. 31, 2012 Flemington Lease	Dec. 31, 2011 Flemington Lease	Aug. 04, 2011 Flemington Lease sqft	Apr. 21, 2011 Scenario, Forecast Glenn Mattes	Jun. 22, 2011 Scenario, Forecast Alexander Zukiwski, M.D
Commitments and Contingencies Disclosure [Line Items]
Lease cancellation fee					$ 53,641
Area of land																	4,168
Security deposit	10,455		10,455	10,455		10,455	10,455
Aggregate minimum future payments under the Flemington Lease															150,531
Purchase commitment, remaining minimum amount committed			4,500,000			4,500,000
Rent expense															85,362	7,351
Initial base salary											100,000	375,000
Increase decrease in base salary																		350,000
Annual target performance bonus percentage on base salary													40.00%	60.00%				50.00%	50.00%
Annual target performance bonus maximum limit																		175,000
Options Outstanding, Weighted- Average Remaining Contractual Life (Years)	6 years 2 months 12 days		7 years 7 months 6 days								10 years	10 years
Share based compensation, options granted,to purchase number of common stock											2,354,379	1,750,000
Share based compensation, options granted, exercise price per share	$ 0.30			$ 1.03							$ 1	$ 1
Share based compensation by share based payment award options and exercisable vesting percentage											25.00%	25.00%
Share based compensation by share based payment award options vesting and exercisable date											Apr. 25, 2012	Jun. 22, 2012
Share based compensation by share based payment award options remaining vesting and exercisable period											12 equal monthly installments							24 equal monthly installments	24 equal monthly installments
Other labor-related expenses																			200,000
Stock Issued During Period Additional Shares Restricted Stock											250,000
Total fair value of restricted common stock issued											172,750
Fair value per share of restricted common stock issued											$ 0.69
Stock-based compensation costs	$ 464,027	$ 167,545	$ 722,811	$ 822,452		$ 3,671,215	$ 4,135,242	$ 57,584	$ 115,168	$ 172,572